SCHEDULE I - Summary of Investments - Other than Investments in Related Parties	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
SCHEDULE I - Summary of Investments - Other than Investments in Related Parties
FIDELIS INSURANCE HOLDINGS LIMITED
SCHEDULE I - Summary of Investments - Other than Investments in Related Parties
At December 31, 2024
(Expressed in millions of U.S. dollars)

*Fidelis Insurance Holdings Limited holds no investments other than cash and cash equivalents